Gold and Silver Bullion and Stream Inventory	12 Months Ended
Dec. 31, 2024
Gold and Silver Bullion and Stream Inventory
Gold and Silver Bullion and Stream Inventory

Note 8 – Gold and Silver Bullion and Stream Inventory

Gold and silver bullion and stream inventory comprised the following:

	At December 31,	At December 31,
	2024	2023
Gold and silver bullion from royalties received in-kind(1)	$89.5	$51.3
Stream ounces(2)	7.3	0.5
	$96.8	$51.8

1.	Represents gold and silver bullion received in-kind from royalty interests.
2.	Represents ounces acquired by the Company from stream arrangements.